Annual Total Returns - Equity-Income Portfolio [BarChart] - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-10 - Equity-Income Portfolio - VIP Equity-Income Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	17.31%
Annual Return 2013	28.15%
Annual Return 2014	8.85%
Annual Return 2015	(4.08%)
Annual Return 2016	18.02%
Annual Return 2017	12.89%
Annual Return 2018	(8.29%)
Annual Return 2019	27.44%
Annual Return 2020	6.69%
Annual Return 2021	24.89%